Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-41485
Entity Registrant Name	Westrock Coffee Company
Entity Central Index Key	0001806347
Entity Tax Identification Number	80-0977200
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4009 N. Rodney Parham Road
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72212
City Area Code	501
Local Phone Number	918-9358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of common stock, par value $0.01 per share
Trading Symbol	WEST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false